Financial Assets and Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Presentation of leases for lessee [abstract]
Schedule of Financial Assets and Financial Liabilities

Financial assets and liabilities comprise the following:

	2022	2021
	(EUR’000)
Financial assets by category
Trade receivables	11,910	2,200
Other receivables (excluding income tax and indirect tax receivables)	3,884	12,276
Marketable securities	298,180	343,358
Cash and cash equivalents	444,767	446,267
Financial assets measured at amortized cost	758,741	804,101
Total financial assets	758,741	804,101
Classified in the statement of financial position
Non-current assets	9,412	109,369
Current assets	749,329	694,732
Total financial assets	758,741	804,101

Financial liabilities by category
Borrowings
Convertible senior notes	399,186	—
Lease liabilities	109,191	104,961
Trade payables and accrued expenses	101,032	59,417
Financial liabilities measured at amortized cost	609,409	164,378
Derivative liabilities	157,950	—
Financial liabilities measured at fair value through profit or loss	157,950	—
Total financial liabilities	767,359	164,378
Classified in the statement of financial position
Non-current liabilities	640,907	97,966
Current liabilities	126,452	66,412
Total financial liabilities	767,359	164,378

Schedule of Finance Income and Finance Expenses

Finance income and expenses are specified below:

	2022	2021	2020
	(EUR’000)
Finance income
Interest income	7,426	692	1,812
Exchange rate gains (net)	44,755	59,026	—
Total finance income	52,181	59,718	1,812

Finance expenses
Interest expenses	30,682	3,911	1,918
Fair value loss, derivatives	15,483	—	—
Other financial expenses	4,322	—	—
Exchange rate losses (net)	—	—	78,924
Total finance expenses	50,487	3,911	80,842

Summary of Expenses, Relating To Lease Activities In The Consolidated Statements

The following expenses relating to lease activities are recognized in the consolidated statements of profit or loss:

	2022	2021	2020
	(EUR’000)
Lease expenses
Depreciation	11,740	10,963	6,857
Short term leases and leases of low value assets	280	186	470
Lease interest	3,842	3,396	1,617
Total lease expenses	15,862	14,545	8,944

Summary of Development in Borrowings Related to Financing Activities

Development in borrowings related to financing activities are specified below:

		Cash payments		Non-cash items
	Beginning of period	Repayments	Proceeds	Additions/ (disposals)	Separation of embedded derivative	Accretion of interest	Foreign exchange adjustment	End of period
	(EUR’000)
Financing activities
December 31, 2022
Borrowings
Convertible senior notes	—	(6,710)	503,281	—	(142,467)	30,216	14,866	399,186
Lease liabilities	104,961	(7,995)	—	3,194	—	3,842	5,189	109,191
Total financing activities	104,961	(14,705)	503,281	3,194	(142,467)	34,058	20,055	508,377

Financing activities
December 31, 2021
Borrowings
Lease liabilities	91,975	(7,755)	—	10,812	—	3,396	6,533	104,961
Total financing activities	91,975	(7,755)	—	10,812	—	3,396	6,533	104,961

For December 31, 2022, "separation of embedded derivative" on convertible senior notes relates to derivative liabilities that is separated from convertible senior notes and presented separately in the consolidated statement of financial position, please refer to following section, “Derivative Liabilities”.

Summary of Fair Value Hierarchy

	2022		2021
	Carrying amount	Fair value	Carrying amount	Fair value	Fair value level
	(EUR’000)				(1-3)
Financial assets
Marketable securities	298,180	295,843	343,358	342,731	1
Financial assets measured at amortized cost	298,180	295,843	343,358	342,731
Total financial assets	298,180	295,843	343,358	342,731
Financial liabilities
Convertible senior notes	399,186	382,459	—	—	3
Financial liabilities measured at amortized cost	399,186	382,459	—	—
Derivative liabilities	157,950	157,950	—	—	3
Financial liabilities measured at fair value through profit or loss	157,950	157,950	—	—
Total financial liabilities	157,950	157,950	—	—

Movements in Level 3 Fair Value Measurements

Movements in level 3 fair value measurements are specified below:

	2022	2021	2020
	(EUR’000)
Derivative liabilities
January 1	—	—	—
Additions	142,467	—	—
Remeasurement recognized in financial income or expense	15,483	—	—
December 31	157,950	—	—